CANTOR FITZGERALD VARIABLE INSURANCE TRUST

CANTOR FITZGERALD COMMODITY RETURN STRATEGY PORTFOLIO

(Class 1 Shares: CCRSX)

(Class 2 Shares: CCRRX)

Supplement dated May 15, 2026

to the Prospectus and Statement of Additional Information dated April 1, 2026

All references to the website of the Cantor Fitzgerald Commodity Return Strategy Portfolio (the “Portfolio”) in the Prospectus and Statement of Additional Information are hereby replaced with https://www.cantorassetmanagement.com/capabilities/commodities/.

Please retain this Supplement for future reference.